SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the US GAAP.

During the year ended December 31, 2015, the directors of the Company approved the plan to dispose the subway mobile TV advertising business of the Group (“Subway Advertising Business”). As of December 31, 2015, Subway Advertising Business is available for immediate sale in its present condition and being actively marketed for sale. There is an active program to locate a buyer. The directors considered that the sale of Subway Advertising Business is probable within one year. Therefore, Subway Advertising Business is classified as held for sale and accounted as discontinued operation during the year ended and as of December 31, 2015.

The consolidated statements of income (loss) and comprehensive income (loss) for the year ended 2013 and 2014 and corresponding notes previously reported have been revised to conform to the current presentation accordingly.

(b)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary. All inter-company transactions and balances have been eliminated on consolidation.

(c)	Going concern

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to generate cash flows from operations, and the Group’s ability to arrange adequate financing arrangements to support its working capital requirements.

The following factors raise substantial doubt about our ability to continue as a going concern for the foreseeable future.

•	For the year ended December 31, 2013, 2014 and 2015, the Group incurred net loss of $23,967,870, $31,077,215 and $23,400,346, respectively.

•	As of December 31, 2015, the Group’s net current assets exceeded its current liabilities by $58,210,118.

•	As of December 31, 2015, the Group had cash and cash equivalents of $8,541,890 with bank borrowings due within one year of $9,243,995 and overdue convertible promissory notes of $55,889,559 as detailed in Note 17 to the consolidated financial statements.

These factors are mitigated by the following plans and actions:

•	The Group has successfully negotiated with China Construction Bank (Shenzhen branch) (“CCB(SZ)”) and will continue to negotiate with other banks to obtain revolving bank facilities to ensure the Group’s bank borrowings can be renewed on an on-going basis. On February 22, 2016, the Group has entered into another RMB80 million (equivalent to $12.2 million) secured revolving credit facility granted by CCB(SZ) with interest rate in a range between 99.615% to 102.66% of the Loan Prime Rate in the PRC.

•	VisionChina Media Group and Shenzhen HDTV (collectively “VisionChina Subsidiaries” or the “Sellers”), have entered into an equity transfer agreement and a profit compensation agreement to sell 49% equity interest in Subway Advertising Business to Ledman Optoelectronic Co., Ltd. (“Ledman”) for an aggregate consideration of RMB382.2 million (equivalent to $58.3 million). Pursuant to the equity transfer agreement, Ledman will pay RMB61 million in cash and the other RMB321.2 million in cash with restriction that such cash need to be used for purchasing the shares of Ledman from a major shareholders of Ledman. Please refer to Note 3 for further details on this transaction.

•	The Group is actively negotiating with potential buyers to dispose the remaining 51% equity interest in Subway Advertising Business.

•	The Group is actively negotiating with the holders of convertible promissory notes to extend the payments of the overdue amounts of $55,889,559.

•	The Group has taken or in process of taking a number of initiatives to reduce costs and improve working capital management. The Group has been negotiating with a number of vendors, including vendors of concession right contracts, for them to provide the Group with lower prices or more favorable payment terms in order to achieve cost savings. The Group has decided to postpone a substantial portion of its planned capital expenditures for the next twelve months. In addition, the Group has implemented measures to more closely monitor the collection of receivable balances with an aim to improving liquidity.

Based on the above factors, the directors are of the opinion that adequate sources of liquidity will exist to fund the Group’s working capital and capital expenditure requirements, and to settle the overdue convertible promissory notes, and to meet other short term debt obligations, other liabilities and commitments as they become due.

As a result, the accompanying consolidated financial statements have been prepared assuming the Group will continue as a going concern. The accompanying consolidated financial statements do not reflect any adjustments relating to the recoverability and reclassification of assets and liabilities as that might be necessary if the Group is unable to continue as a going concern.

(d)	Noncontrolling interest

Noncontrolling interest have been reported as a component of equity in the consolidated balance sheets and consolidated statements of changes of equity and comprehensive income for all periods presented.

(e)	Significant risks and uncertainties

The Group participates in a young and dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: advances and trends in new technologies or industry standards; competition; changes in key suppliers; changes in certain strategic relationships; regulatory or other PRC related factors such as PRC tax rules and etc.; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks related to VIEs structure as detailed in Note 1; and general risks associated with the advertising industry.

(f)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(g)	Restricted cash

Restricted cash represents the cash subsidies received from the PRC government by the operating subsidiaries of the Company for which the use of cash subsidies are restricted and the bank deposits placed in escrow accounts as the performance security for certain concession agreements and PIDS agreements which are restricted from withdrawal. Restricted cash received from the PRC government is contractually restricted and is classified as current asset and expected to be utilized within one year. Restricted cash related to bank deposits in escrow accounts as the performance security for certain concession agreements and PIDS agreements are classified as current or non-current assets depending on whether or not such agreements are expected to be completed within one year.

(h)	Accounts receivable

Accounts receivable primarily represent amounts due from customers, which are recorded at the invoiced amount or at an amount in accordance with the contractual terms agreed with the advertising customers, and do not bear interest. The Group reviews its accounts receivable on a periodic basis and records allowances when there is a doubt as to the collectability of the balance. In evaluating the collectability of the accounts receivable balances, the Group considers various factors, including the age of the balance, customer specific facts and economic conditions. Accounts receivable balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance-sheet credit exposure related to its customers.

(i)	Intangible Assets, net

Intangible assets, which consist of trademark and patents are carried at cost less accumulated amortization. Amortization is calculated using the straight-line method over their respective expected useful lives as follows:

Estimated useful life

Trademark	10 years
Patents	10 years

(j)	Fixed assets, net

Fixed assets are carried at cost less accumulated depreciation and amortization. Assembly in progress is not depreciated until it is ready for its intended use.

Depreciation and amortization is computed on a straight-line basis over the following estimated useful lives, after taking into account the residual values:

Estimated useful life
Media display equipment	5 years
Wi-Fi equipment	5 years
Computers and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease terms or the estimated useful lives of the assets

(k)	Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for under the equity method. Under the equity method, original investments are recorded at cost and adjusted by the Group’s share of undistributed earnings or losses of these entities, by the amortization of intangible assets recognized upon purchase price allocation and by dividend distributions or subsequent investments. All unrecognized inter-company profits and losses have been eliminated under the equity method.

The Group generates a portion of its revenues from sales of advertising time on mobile television networks which are owned by its equity method investees. Because the operations of the Group’s investees under equity method form an integral part to the Group’s operating activities, the Group’s share of undistributed earnings or losses of these entities is classified as part of the Group’s operating profit (loss).

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

(l)	Assets held for sale

The Group considers assets to be held for sale when all of the following criteria are met: i) a commitment to a plan to sell an entity or a group of components of an entity was made and exercised; ii) the entity or a group of components of an entity is available for immediate sale in its present condition; iii) an active program to locate a buyer or buyers and other actions required to complete the plan to sell the entity to be sold have been initiated; iv) sale of the entity or a group of components of an entity is probable and the Group expects the completed sale will occur within one year; v) the entity or a group of components of an entity is actively being marketed for sale at a price that is reasonable given its current market value; and vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Upon designation as assets held for sale, the Group records Disposal Group (as defined in Note 3) at the lower of its carrying value or its estimated fair value, less estimated costs to sell, and the Group ceases depreciation.

(m)	Other investments

The Group’s investments in non-marketable equity securities for which the Group does not have the ability to exercise significant influence or control are accounted for using the cost method. Dividends and other distributions of earnings from investees, if any, are recognized in the consolidated statements of operations when declared. The Group periodically evaluates the carrying value of investments accounted for under the cost method of accounting and any impairment is included in the consolidated statements of operations.

(n)	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets. The Group recorded impairment charges of $537,939 and $808,304 against investments under equity method and a cost method investee in the consolidated statements of operations during the year ended December 31, 2015, respectively as detailed in Note 8 and Note 9, respectively. No impairment charge is recognized for long-lived assets during the year end December 31, 2013 and 2014.

(o)	Convertible promissory notes

The Company determines the appropriate accounting treatment of its convertible promissory notes in accordance with the terms in relation to the conversion feature, call and put option, beneficial conversion feature and settlement feature. After considering the impact of such features, the Company may account for such instrument as a liability in its entirety, or separate the instrument into debt, derivative and equity components.

Convertible promissory notes are classified as a current liability if their maturity is or will be within one year from the balance sheet date.

(p)	Contingencies

The outcomes of legal proceedings and claims brought against the Company are subject to significant uncertainty. An estimated loss from a loss contingency such as a legal proceeding or claim is accrued if it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. In determining whether a loss should be accrued the Company evaluates, among other factors, the degree of probability of an unfavourable outcome and the ability to make a reasonable estimate of the amount of loss.

(q)	Revenue recognition

(1)	Time-based advertising services and advertising services on VIFI platform

The Group recognizes revenues as the advertisements are aired over the contractual term based on the schedules agreed with the customers. Payments received in advance of services provided are recorded as customer deposits.

Revenue is deferred until persuasive evidence of an arrangement exists, delivery has occurred provided that there are no significant post delivery obligations to the customers, the sales price is fixed or determinable, and collection is reasonably assured.

(2)	Barter transactions

The Group engages in barter transactions which are generally recorded at fair value. The revenues contributed by barter transactions accounted for 2%, 0.9% and 1.7% of the Group’s total revenues for the years ended December 31, 2013, 2014 and 2015, respectively, of which 0.7%, 0.3% and 1.6% were related to discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively.

(3)	Sales of advertising equipment

Sales of advertising equipment comprises sales of media display equipment and PIDS.

Revenues from sales of media display equipment, which are from related parties, are recognized upon delivery, at which time all of the following four criteria are met: (i) pervasive evidence that an arrangement exists; (ii) delivery of the productions and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable, and (iv) collection of the resulting receivable is reasonable assured.

(3)	Sales of advertising equipment - continued

The Group entered into certain arrangements for sales of PIDS where it is obligated to deliver multiple products and/or services (multiple elements), including the equipment necessary for the operation of PIDS, free post-delivery support and training. The Group is unable to establish vendor-specific objective evidence or third party evidence of fair value for any of the elements in the arrangement because they are not sold separately, nor is the Group able to establish the estimated selling prices for each components in the arrangements for sales of PIDS. Recognition of revenue from the sales of PIDS is deferred until the earlier of the point at which such sufficient vendor-specific objective evidence does exist or all elements of the arrangement have been delivered.

Advertising equipment revenues are recorded net of value-added tax incurred, which amounted to $484,977, $463,177 and $2,092,026 for the years ended December 31, 2013, 2014 and 2015, respectively.

(r)	Cost of revenues

Cost of revenues comprises advertising service cost and advertising equipment cost.

Advertising service cost consists primarily of media costs payable under concession contracts, depreciation, business taxes and surcharges and other operating costs. Media costs are expensed as incurred.

The amount of business taxes and surcharges included in advertising services cost totaling $1,209,283, $1,301,940 and $855,227 for the years ended December 31, 2013, 2014 and 2015, respectively, of which $594,481, $589,096 and $625,558 were related to discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively.

Advertising equipment represents the cost incurred for sales of media display equipment and PIDS, including purchase cost of digital television displays and equipment necessary for the operation of PIDS, and post-delivery training and supporting cost for PIDS. Cost of sales of PIDS is deferred until the corresponding revenue is recognized in the consolidated statements of operations.

(s)	Research and development

Research and development costs are expensed as incurred. Research and development expenses consist primarily of salaries and related expenses, traffic charges, consultant fees, as well as costs related to other overhead expenses such as depreciation, facilities and utilities.

(t)	Operating leases

Leases in which substantially all the rewards and risks of ownership of assets remain with the leasing group are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the lease periods.

(u)	Foreign currency translation

The functional and reporting currency of the Group is the United States dollars (“US dollars”). Monetary assets and liabilities denominated in currencies other than the US dollars are translated into the US dollars at the rates of exchange at the balance sheet date. Transactions in currencies other than the US dollars during the year are converted into the US dollars at the applicable rates of exchange prevailing on the respective dates of the transactions. Transaction gains and losses are recognized in the consolidated statements of operations.

The financial records of the Company’s subsidiaries and VIEs are maintained in their respective local currencies, the Renminbi (“RMB”) or Hong Kong Dollar (“HKD”), which are also their respective functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date; equity accounts are translated at historical exchange rates; revenues, expenses and gains and losses are translated using the average rates for the period. Translation adjustments are reported as cumulative translation adjustments and are recorded within accumulated other comprehensive income in the consolidated statements of changes of equity and comprehensive income (loss).

(v)	Net loss per share

Basic net loss per share is computed by dividing net loss attributable to VisionChina Media Inc. shareholders by the weighted average number of common shares outstanding during the year. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. The Company’s dilutive securities consist of convertible promissory notes, outstanding share options and restricted shares. Convertible promissory notes and certain common share equivalents (e.g. share options and restricted shares) are excluded from calculation of diluted loss per share as their effect is anti-dilutive. The Company had outstanding share options amounted to 1,418,420, 1,409,060 and 1,409,060 as of December 31, 2013, 2014 and 2015, respectively. As of December 31, 2013, 2014 and 2015, the Company had outstanding restricted shares of 1,104,400, 1,195,400 and 574,567, respectively.

The following table sets forth the computation of basic and diluted net loss per share.

	Year ended December 31,
	2013	2014	2015

Numerator:
Net loss from continuing operations	$(27,409,925)	$(30,188,272)	$(30,789,866)

Net income (loss) from discontinued operations	$3,442,055	$(888,943)	$7,389,520

Net loss attributable to Vision China Media Inc. shareholders	$(23,967,870)	$(31,077,215)	$(23,400,346)

Denominator:
Weighted average shares outstanding-basic	101,495,442	101,601,913	102,353,956

Weighted average number of shares outstanding-diluted	101,495,442	101,601,913	102,353,956

Basic net loss per share from continuing operations	$(0.27)	$(0.30)	$(0.30)
Basic net income (loss) per share from discontinued operations	$0.03	$(0.01)	$0.07

Diluted net loss per share from continuing operations	$(0.27)	$(0.30)	$(0.30)
Diluted net income (loss) per share from discontinued operations	$0.03	$(0.01)	$0.07

During the years ended December 31, 2013, 2014 and 2015, the Company had convertible promissory notes, restricted shares and share options of which would potentially dilute earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effect would have been antidilutive, such restricted shares and share options consist of 2,522,820, 2,604,460 and 1,983,627, respectively.

(w)	Income taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities, and operating loss and tax credit carry forwards using enacted tax rates that will be in effect for the period in which the differences are expected to reverse. The Group records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not of being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits and penalties, if any, within income tax (expense) benefits.

(x)	Accounting for Derivative Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency.

The Company reviews the terms of convertible debt and equity instruments to determine whether there are derivative instruments, including an embedded conversion option that is required to be bifurcated and accounted for separately as a derivative financial instrument. Derivative instruments are initially recorded at fair value and are then revalued at each reporting date with changes in the fair value reported as non-operating income or expense.

(y)	Share-based compensation

Share-based payments to employees are measured based on the fair values of share options and restricted shares on the respective grant dates and recognized as compensation expense over the requisite service periods with a corresponding credit to additional paid-in capital. For share options and restricted shares granted with performance condition that do not affect the exercise price or factors other than vesting or exercisability, compensation expense is accrued if it is probable that the performance condition will be achieved, and compensation expense is not accrued if it is not probable that the performance condition will be achieved.

Share awards issued to non-employees are measured at fair value at the earlier of the commitment date or the date the services is completed and recognized over the period the service is provided or as goods is received.

The Group uses the Black-Scholes option pricing model to measure the value of options granted to non-employees and employees at each measurement date.

(z)	Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments. The Group presents the components of net income (loss), the components of other comprehensive income (loss) and total comprehensive income (loss) in two separate but consecutive statements.

(aa)	Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant accounting estimates reflected in the Group’s consolidated financial statements include allowance for doubtful debts. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results could differ from those estimates.

(ab)	Government grants

Government grants represent cash subsidies received from the PRC government by the operating subsidiaries or VIEs of the Company. Government grants are recognized after the grants have been received and all of the conditions specified in the grant have been met, and are classified as operating or non-operating profit based on the nature of the government grants.

The Company received government incentive of $2,783,085, $4,165,627 and $135,381 from the local government for its business operations for the years ended December 31, 2013, 2014 and 2015, respectively. This incentive has been classified as operating profit because it was related to the Company’s business operations.

(ac)	Advertising costs

Advertising costs are expensed as incurred. Advertising costs amounted to $4,142,101, $190,697 and $259,086 for years ended December 31, 2013, 2014 and 2015, respectively, of which nil, $6,280 and $9,366 were related to discontinued operations for the years ended December 31, 2013, 2014 and 2015, respectively, and were included in selling and marketing expenses.

(ad)	Concentration of Risks

Concentration of Credit Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash and accounts receivable. As of December 31, 2013, 2014 and 2015, substantially all of the Group’s cash and cash equivalents and restricted cash were managed by financial institutions with high credit ratings and quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivables is mitigated by credit evaluations performed on the customers and ongoing monitoring of outstanding balances. The Group maintains and records an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The allowance for doubtful accounts is based on a review of aging data and specifically identified accounts. Accounts receivable are charged against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is no individual customers with balances over 10% of the accounts receivable as of December 31, 2013 and 2015 one customer accounted for 13% of the accounts receivable as of December 31, 2014.

Current vulnerability due to certain other concentrations

Substantially all of the Group’s businesses are transacted in RMB. Since the RMB is not a fully convertible currency, all foreign exchange transactions involving the RMB must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with supplier invoices, shipping documents and signed contracts.

(ae)	Fair value of financial instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

A fair value hierarchy is established that requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.
•	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.
•	Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety.

Measured at fair value on a recurring basis

The carrying amounts of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, other current assets, short-term bank loans, derivative instrument, accounts payable, amounts due to related parties and other current liabilities approximate their fair values due to the short term nature of these instruments.

The Group’s financial assets and liabilities or nonfinancial assets and liabilities that were required to be measured at fair value on a recurring basis as at December 31, 2014 and 2015 included derivative instrument - embedded conversion option. Derivative instrument - embedded conversion option carried at fair value and the fair value of these embedded conversion option approximated the amounts the Group would pay if these contracts were settled at the respective valuation dates. Fair value is estimated based on valuation model that involved the probabilities of Qualified Financing (as defined in Note 17) and other market-based observable inputs such as interest rate yields. Since significant unobservable inputs are used in the valuation model, the derivative instrument - embedded conversion option represented a level 3 measurement in the fair value hierarchy. The significant unobservable input used was the probabilities of Qualified Financing. Significant increase (decrease) in the probability would result in a significantly higher (lower) fair value.

The following table shows the fair value of the Company’s financial assets and liabilities measured at recurring basis as of December 31, 2014 and 2015:

	December 31, 2014				December 31, 2015
	Fair value measurements at the reporting date using				Fair value measurements at the reporting date using
	Quoted				Quoted
	prices in	Significant			prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs		instruments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total

Derivative instrument - embedded conversion option	-	-	$3,398,642	$3,398,642	-	-	$3,961,380	$3,961,380

Movement in derivative instrument - embedded conversion option

	December 31,
	2014	2015

Balance at beginning of the year	$-	$3,398,642
Issuance of embedded conversion option	3,556,160	-
Total gains or losses for the year (included in earning)	(157,518)	562,738

Balance at end of the year	$3,398,642	$3,961,380

There is no transfer into or out of Level 3 during the years ended December 31, 2014 and 2015.

Measured at fair value on a non-recurring basis

The Group measures certain assets, including the intangible assets, cost method investments and equity method investments, at fair value on a nonrecurring basis when they are deemed to be impaired. The estimated fair value of the intangible assets at the time of impairment tests was estimated by applying unobservable inputs to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

The fair values of the cost method investments and equity method investments are determined based on valuation techniques using the best information available, and may include management judgments, future performance projections, etc. An impairment charge to these investments is recorded when the cost of the investment exceeds its fair value and this condition is determined to be other-than-temporary by applying unobservable inputs such as forecasted financial performance, discount rate, etc. to the discounted cash flow valuation methodology that are significant to the measurement of the fair value of these assets (Level 3).

(af)	Accounting pronouncements recently adopted

In April 2014, the FASB has issued an Accounting Standard Update (“ASU”) 2014-08 “Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity”, which amends the definition of a discontinued operation to include a disposal of a component or group of components that is disposed of or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. This ASU also expands disclosure requirements of discontinued operation. The Group adopted this pronouncement effective from January 1, 2015, which did not have a significant effect on the Group’s consolidated financial statements.

(ag)	Recently issued accounting standards not yet adopted

In May 2014, the FASB issued an accounting standard update which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principal of this new revenue recognition model is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. This update also requires enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts with customers.

In April 2015, FASB issued ASU 2015-03 “Interest - Imputation of Interest” on simplifying the presentation of the debt issuance costs so as to reduce complexity. This ASU requires that debt issuance cost related to a recognized debt liability be deducted directly from the carrying amount of the debt liability, consistent with the debt discount, when presenting in the balance sheet. However, the recognition and measurement for debt issuance costs is not affected by the amendments. The amendments in this ASU are effective for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years and early adoption is permitted. FASB requires that the amendments of this update should be applied retrospectively to all prior periods presented in the financial statements. Management does not expect the adoption of this ASU would have a material impact on the Group’s consolidated financial statements.

In August 2015, the FASB issued an accounting standard update which defers the effective date of the new revenue recognition accounting guidance by one year, to annual and interim periods beginning after December 15, 2017, and early adoption is permitted for annual and interim periods beginning after December 15, 2016. The guidance can be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements.

In November 2015, FASB issued ASU 2015-17 “Income Taxes-Balance Sheet Classification of Deferred Taxes”, which is intended to simplify the presentation of deferred income taxes. This ASU requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The guidance is effective for fiscal years beginning after December 15, 2016 including interim periods within those fiscal years. Earlier application is permitted for all. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements.

In January 2016, FASB issued ASU 2016-01 “Recognition and Measurement of Financial Assets and Financial Liabilities”, which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. This ASU amends the accounting for equity investments, the presentation of certain fair value changes for financial liabilities measured at fair value and certain disclosure requirements associated with the fair value of financial instruments. For public business entities, the amendments in this ASU are effective for fiscal years beginning after December 15, 2017, with early adoption permitted under certain circumstances. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements.

In February 2016, FASB issued ASU 2016-02 “Leases”, which outlines the recognition of right-of-use assets and lease liabilities by lessees for virtually all leases. The guidance is effective for interim and fiscal years beginning after December 15, 2018, and early adoption is permitted for all entities. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements.

In March 2016, FASB issued ASU 2016-09 “Compensation - Stock Compensation”, which is intended to simplify certain aspects of the accounting for share-based payment award transactions. The guidance is effective for fiscal years beginning after December 15, 2016, and early adoption is permitted for all entities. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements.

In March 2016, FASB issued ASU 2016-07 “Investments - Equity Method and Joint Ventures”, which is intended to simplify the equity method of accounting. The guidance is effective for fiscal years beginning after December 15, 2016, and early adoption is permitted for all entities. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements.

In August 2016, FASB issued ASU 2016-15 “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments”, which is intended to provide specific guidance on the certain eight cash flow classification issues included in the amendments in this Update. The guidance is effective for fiscal years beginning after December 15, 2017, and early adoption is permitted for all entities. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements.